Goodwill - Schedule of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	£ 9,729	£ 9,847
Exchange adjustments	(117)	(118)
Reclassification to held for sale	(80)
Goodwill at end of period	£ 9,532	£ 9,729